Other liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2022
Other liabilities and provisions
Schedule of other liabilities and provisions

	At June 30,	At December 31,
	2022	2021
	$'m	$'m
Other liabilities
Non-current	179	325
Provisions
Current	14	10
Non-current	16	18
	209	353